Form N-1A Supplement	Jun. 23, 2025
Growth Portfolio | Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 23, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Growth Portfolio – The Board of Trustees of the Growth Portfolio approved a proposal to reclassify the fund from “diversified” to “non-diversified.” This proposal is subject to approval by the shareholders of the Growth Portfolio at a special shareholder meeting expected to be held on August 20, 2025. Proxy materials describing the proposal and the rationale for the proposal will be sent to shareholders of the Growth Portfolio on or about July 23, 2025. No assurance can be given that shareholder approval will occur.

If approved, the reclassification would take effect as soon as practicable following the special shareholder meeting, and the Prospectus and Statement of Additional Information (“SAI”) will be updated as of that effective date to reflect the non-diversified status and the risks related to operating as a non-diversified fund as described below for prospectus disclosures and as described in the SAI supplement dated June 23, 2025 for SAI disclosures.

Small-Cap Growth Portfolio | Small-Cap Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 23, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Small-Cap Growth Portfolio – At a meeting held on June 18, 2025, the Board of Trustees of the Pacific Select Fund (the “Trust”), including a majority of the Independent Trustees, approved Goldman Sachs Asset Management, L.P. (“GSAM”) to serve as the sub-adviser of the Small-Cap Growth Portfolio effective November 1, 2025, replacing MFS Investment Management.

In connection with this sub-adviser change, certain principal investment strategies of the Small-Cap Growth Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Small-Cap Growth Portfolio may be sold and new investments purchased in accordance with recommendations by GSAM. Pacific Life Fund Advisors LLC, the investment adviser to the Small-Cap Growth Portfolio, may begin this transitioning prior to November 1, 2025 utilizing the principal investment strategies described below.

ESG Diversified Portfolio | ESG Diversified Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 23, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 23, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 23, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.